Note 18 - Intangible assets - Goodwill - Breakdown by CGU and Changes of the year - Reconciliation Of Changes In Goodwill (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
United States [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill At The Beggining Of The Period	€ 3,846,000,000	€ 5,066,000,000	€ 4,837,000,000
Intangible Assets and Goodwill
Additional Recognition Goodwill	0	0	0
Increase Decrease Through Net Exchange Differences Goodwill	(22,000,000)	98,000,000	229,000,000
Impairment Loss Recognised In Profit Or Loss Goodwill	(2,084,000,000)	(1,318,000,000)	0
Companies In The Process Of Sale	(1,740,000,000)
Increase Decrease Through Transfers And Other Changes Goodwill	0	0	0
Goodwill At The End Of The Period	0	3,846,000,000	5,066,000,000
Turkey [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill At The Beggining Of The Period	346,000,000	382,000,000	509,000,000
Intangible Assets and Goodwill
Additional Recognition Goodwill	0	0	0
Increase Decrease Through Net Exchange Differences Goodwill	(92,000,000)	(36,000,000)	(127,000,000)
Impairment Loss Recognised In Profit Or Loss Goodwill	0	0	0
Companies In The Process Of Sale	0
Increase Decrease Through Transfers And Other Changes Goodwill	0	0	0
Goodwill At The End Of The Period	254,000,000	346,000,000	382,000,000
Mexico [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill At The Beggining Of The Period	550,000,000	519,000,000	493,000,000
Intangible Assets and Goodwill
Additional Recognition Goodwill	0	0	0
Increase Decrease Through Net Exchange Differences Goodwill	(72,000,000)	31,000,000	26,000,000
Impairment Loss Recognised In Profit Or Loss Goodwill	0	0	0
Companies In The Process Of Sale	0
Increase Decrease Through Transfers And Other Changes Goodwill	0	0	0
Goodwill At The End Of The Period	478,000,000	550,000,000	519,000,000
Colombia [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill At The Beggining Of The Period	164,000,000	161,000,000	168,000,000
Intangible Assets and Goodwill
Additional Recognition Goodwill	0	0	0
Increase Decrease Through Net Exchange Differences Goodwill	(21,000,000)	3,000,000	(7,000,000)
Impairment Loss Recognised In Profit Or Loss Goodwill	0	0	0
Companies In The Process Of Sale	0
Increase Decrease Through Transfers And Other Changes Goodwill	0	0	0
Goodwill At The End Of The Period	143,000,000	164,000,000	161,000,000
Chile [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill At The Beggining Of The Period	27,000,000	29,000,000	32,000,000
Intangible Assets and Goodwill
Additional Recognition Goodwill	0	0	0
Increase Decrease Through Net Exchange Differences Goodwill	0	(2,000,000)	(3,000,000)
Impairment Loss Recognised In Profit Or Loss Goodwill	0	0	0
Companies In The Process Of Sale	0
Increase Decrease Through Transfers And Other Changes Goodwill	0	0	0
Goodwill At The End Of The Period	27,000,000	27,000,000	29,000,000
Rest [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill At The Beggining Of The Period	22,000,000	23,000,000	23,000,000
Intangible Assets and Goodwill
Additional Recognition Goodwill	0	0	0
Increase Decrease Through Net Exchange Differences Goodwill	(1,000,000)	(1,000,000)	0
Impairment Loss Recognised In Profit Or Loss Goodwill	(13,000,000)	0	0
Companies In The Process Of Sale	0
Increase Decrease Through Transfers And Other Changes Goodwill	0	0	0
Goodwill At The End Of The Period	8,000,000	22,000,000	23,000,000
Total Member
Reconciliation Of Changes In Goodwill Line Items
Goodwill At The Beggining Of The Period	4,955,000,000	6,180,000,000	6,062,000,000
Intangible Assets and Goodwill
Additional Recognition Goodwill	0	0	0
Increase Decrease Through Net Exchange Differences Goodwill	(208,000,000)	93,000,000	118,000,000
Impairment Loss Recognised In Profit Or Loss Goodwill	(2,097,000,000)	(1,318,000,000)	0
Companies In The Process Of Sale	(1,740,000,000)
Increase Decrease Through Transfers And Other Changes Goodwill	0	0	0
Goodwill At The End Of The Period	€ 910,000,000	€ 4,955,000,000	€ 6,180,000,000